Lease (Details) - Schedule of summary of weighted average remaining lease terms and discount rate	6 Months Ended
Jun. 30, 2022
Schedule Of Summary Of Weighted Average Remaining Lease Terms And Discount Rate Abstract
Lease term	3 years 6 months
Weighted average discount rate	6.00%